UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 4748
Dreyfus Premier Fixed Income Funds
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 10/31
Date of reporting period: July 1, 2004-June 30, 2005

Item 1. Proxy Voting Record

======================== DREYFUS PREMIER CORE BOND FUND ========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

===================== DREYFUS PREMIER CORPORATE BOND FUND ======================

SUN MICROSYSTEMS, INC.

Ticker:		SUNW	Security ID:	866810104
Meeting Date: NOV 10, 2004			Meeting Type: Annual
Record Date:		SEP 13, 2004

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect	Director Scott G. McNealy		For	For	Management
1.2	Elect	Director James L. Barksdale		For	For	Management
1.3	Elect	Director Stephen M. Bennett		For	For	Management
1.4	Elect	Director L. John Doerr		For	Withhold	Management
1.5	Elect	Director Robert J. Fisher		For	For	Management
1.6	Elect	Director Michael E. Lehman		For	For	Management
1.7	Elect	Director M. Kenneth Oshman		For	For	Management
1.8	Elect	Director Naomi O. Seligman		For	For	Management
1.9	Elect	Director Lynn E. Turner		For	For	Management
2	Ratify Auditors			For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 15, 2005